Cover	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission on September 29, 2026 (the “Original Report”). The Original Report inadvertently identified Item 8.01 in the submission header. Item 5.02(b) should have been identified instead. This Amendment is being filed solely to correct the item number in the submission header. Except as expressly stated herein, no other changes have been made to the Original Report.
Document Period End Date	Sep. 29, 2026
Entity File Number	001-15781
Entity Registrant Name	BEACON FINANCIAL CORPORATION
Entity Central Index Key	0001108134
Entity Tax Identification Number	04-3510455
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	131 Clarendon Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(617)
Local Phone Number	425-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	BBT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false